RIGHT OF USE ASSETS - LEASE	9 Months Ended
Sep. 30, 2020
Presentation of leases for lessee [abstract]
RIGHT OF USE ASSETS - LEASE
4.	RIGHT OF USE ASSETS – LEASE

For the nine months ended September 30, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	442,684	-	442,684
Amortization in the period	-	(59,816)	(59,816)
Balance at September 30, 2020	$476,856	$(63,594)	$413,262

For the year ended December 31, 2019	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$-	$-	$-
Additions during the year	34,172	-	34,172
Amortization in the year	-	(3,778)	(3,778)
Balance at December 31, 2019	$34,172	$(3,778)	$30,394

The Company entered into an 18-month lease for its corporate head office in Toronto, Ontario in November 2019. The Company recognized a right-of-use asset offset by a prepayment and a lease liability in the statement of financial position, initially measured at the present value of future lease payments (net of non-lease general expenses which are expensed as incurred). For the nine months ended September 30, 2020, the Company recognized $16,976 of amortization and $10,970 in interest expense relating to this lease and repaid $14,237 of the lease liability. There is no long-term lease liability associated with the corporate head office lease.

On September 4, 2019, the Company entered into a lease agreement with a third party to lease certain office space in Chapel Hill, North Carolina. The term of the lease is 62 full months. The average monthly base rent is $8,320. The lease commencement date was April 1, 2020, the date the space was ready-for-use. As of April 1, 2020, the Company recognized a right-of-use asset and a lease liability of $442,684 relating to this lease. For the nine months ended September 30, 2020, the Company recognized $42,840 of amortization and $12,693 in interest expense relating to this lease, repaid $19,528 of the lease liability and recognized a long-term lease liability of $347,286.